Income Taxes - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Income taxes receivable	$ 125	$ 46
Federal
Income Tax [Line Items]
Income taxes receivable	124	44
State
Income Tax [Line Items]
Income taxes receivable	$ 1	$ 2